Securitizations and Variable Interest Entities, Unconsolidated VIEs (Details) - USD ($) $ in Millions		Dec. 31, 2020	Dec. 31, 2019
Variable Interest Entity [Line Items]
Assets	[1]	$ 1,955,163	$ 1,927,555
Liabilities	[2]	(1,769,243)	(1,739,571)
Securitizations and Variable Interest Entities Textual [Abstract]
Trading debt securities		75,095	79,733
VIEs that we do not consolidate [Member] | Excluding resecuritization [Member]
Variable Interest Entity [Line Items]
Assets, nonconsolidated VIE		170,833	163,659
Maximum exposure to loss		19,881	17,836
VIEs that we do not consolidate [Member] | Carrying value [Member] | Excluding resecuritization [Member]
Variable Interest Entity [Line Items]
Net assets		12,305	11,562
Securitizations and Variable Interest Entities Textual [Abstract]
Trading debt securities		310	264
VIEs that we do not consolidate [Member] | Tax credit structures [Member] | Excluding resecuritization [Member]
Variable Interest Entity [Line Items]
Assets, nonconsolidated VIE		41,125	39,091
Maximum exposure to loss		16,505	14,527
VIEs that we do not consolidate [Member] | Tax credit structures [Member] | Carrying value [Member] | Excluding resecuritization [Member]
Variable Interest Entity [Line Items]
Net assets		9,195	8,566
VIEs that we do not consolidate [Member] | Other [Member] | Excluding resecuritization [Member]
Variable Interest Entity [Line Items]
Assets, nonconsolidated VIE		1,991	2,522
Maximum exposure to loss		432	519
VIEs that we do not consolidate [Member] | Other [Member] | Carrying value [Member] | Excluding resecuritization [Member]
Variable Interest Entity [Line Items]
Net assets		201	249
VIEs that we do not consolidate [Member] | Nonconforming mortgage loan securitization [Member] | Residential mortgage [Member] | Excluding resecuritization [Member]
Variable Interest Entity [Line Items]
Assets, nonconsolidated VIE		5,233	4,967
Maximum exposure to loss		53	158
VIEs that we do not consolidate [Member] | Nonconforming mortgage loan securitization [Member] | Residential mortgage [Member] | Carrying value [Member] | Excluding resecuritization [Member]
Variable Interest Entity [Line Items]
Net assets		53	158
VIEs that we do not consolidate [Member] | Nonconforming mortgage loan securitization [Member] | Commercial mortgage [Member] | Excluding resecuritization [Member]
Variable Interest Entity [Line Items]
Assets, nonconsolidated VIE		122,484	117,079
Maximum exposure to loss		2,891	2,632
VIEs that we do not consolidate [Member] | Nonconforming mortgage loan securitization [Member] | Commercial mortgage [Member] | Carrying value [Member] | Excluding resecuritization [Member]
Variable Interest Entity [Line Items]
Net assets		2,856	2,589
VIEs that we do not consolidate [Member] | Securities [Member] | Debt securities [Member] | Excluding resecuritization [Member]
Variable Interest Entity [Line Items]
Maximum exposure to loss		2,303	2,307
VIEs that we do not consolidate [Member] | Securities [Member] | Debt securities [Member] | Carrying value [Member] | Excluding resecuritization [Member]
Variable Interest Entity [Line Items]
Assets		2,303	2,307
VIEs that we do not consolidate [Member] | Securities [Member] | Equity securities [Member] | Excluding resecuritization [Member]
Variable Interest Entity [Line Items]
Maximum exposure to loss		11,688	11,401
VIEs that we do not consolidate [Member] | Securities [Member] | Equity securities [Member] | Carrying value [Member] | Excluding resecuritization [Member]
Variable Interest Entity [Line Items]
Assets		11,688	11,401
VIEs that we do not consolidate [Member] | Securities [Member] | Tax credit structures [Member] | Debt securities [Member] | Excluding resecuritization [Member]
Variable Interest Entity [Line Items]
Maximum exposure to loss		0	0
VIEs that we do not consolidate [Member] | Securities [Member] | Tax credit structures [Member] | Debt securities [Member] | Carrying value [Member] | Excluding resecuritization [Member]
Variable Interest Entity [Line Items]
Assets		0	0
VIEs that we do not consolidate [Member] | Securities [Member] | Tax credit structures [Member] | Equity securities [Member] | Excluding resecuritization [Member]
Variable Interest Entity [Line Items]
Maximum exposure to loss		11,637	11,349
VIEs that we do not consolidate [Member] | Securities [Member] | Tax credit structures [Member] | Equity securities [Member] | Carrying value [Member] | Excluding resecuritization [Member]
Variable Interest Entity [Line Items]
Assets		11,637	11,349
VIEs that we do not consolidate [Member] | Securities [Member] | Other [Member] | Debt securities [Member] | Excluding resecuritization [Member]
Variable Interest Entity [Line Items]
Maximum exposure to loss		0	62
VIEs that we do not consolidate [Member] | Securities [Member] | Other [Member] | Debt securities [Member] | Carrying value [Member] | Excluding resecuritization [Member]
Variable Interest Entity [Line Items]
Assets		0	62
VIEs that we do not consolidate [Member] | Securities [Member] | Other [Member] | Equity securities [Member] | Excluding resecuritization [Member]
Variable Interest Entity [Line Items]
Maximum exposure to loss		51	52
VIEs that we do not consolidate [Member] | Securities [Member] | Other [Member] | Equity securities [Member] | Carrying value [Member] | Excluding resecuritization [Member]
Variable Interest Entity [Line Items]
Assets		51	52
VIEs that we do not consolidate [Member] | Securities [Member] | Nonconforming mortgage loan securitization [Member] | Residential mortgage [Member] | Debt securities [Member] | Excluding resecuritization [Member]
Variable Interest Entity [Line Items]
Maximum exposure to loss		16	6
VIEs that we do not consolidate [Member] | Securities [Member] | Nonconforming mortgage loan securitization [Member] | Residential mortgage [Member] | Debt securities [Member] | Carrying value [Member] | Excluding resecuritization [Member]
Variable Interest Entity [Line Items]
Assets		16	6
VIEs that we do not consolidate [Member] | Securities [Member] | Nonconforming mortgage loan securitization [Member] | Residential mortgage [Member] | Equity securities [Member] | Excluding resecuritization [Member]
Variable Interest Entity [Line Items]
Maximum exposure to loss		0	0
VIEs that we do not consolidate [Member] | Securities [Member] | Nonconforming mortgage loan securitization [Member] | Residential mortgage [Member] | Equity securities [Member] | Carrying value [Member] | Excluding resecuritization [Member]
Variable Interest Entity [Line Items]
Assets		0	0
VIEs that we do not consolidate [Member] | Securities [Member] | Nonconforming mortgage loan securitization [Member] | Commercial mortgage [Member] | Debt securities [Member] | Excluding resecuritization [Member]
Variable Interest Entity [Line Items]
Maximum exposure to loss		2,287	2,239
VIEs that we do not consolidate [Member] | Securities [Member] | Nonconforming mortgage loan securitization [Member] | Commercial mortgage [Member] | Debt securities [Member] | Carrying value [Member] | Excluding resecuritization [Member]
Variable Interest Entity [Line Items]
Assets		2,287	2,239
VIEs that we do not consolidate [Member] | Securities [Member] | Nonconforming mortgage loan securitization [Member] | Commercial mortgage [Member] | Equity securities [Member] | Excluding resecuritization [Member]
Variable Interest Entity [Line Items]
Maximum exposure to loss		0	0
VIEs that we do not consolidate [Member] | Securities [Member] | Nonconforming mortgage loan securitization [Member] | Commercial mortgage [Member] | Equity securities [Member] | Carrying value [Member] | Excluding resecuritization [Member]
Variable Interest Entity [Line Items]
Assets		0	0
VIEs that we do not consolidate [Member] | All other assets [Member] | Excluding resecuritization [Member]
Variable Interest Entity [Line Items]
Maximum exposure to loss		2,518	2,135
VIEs that we do not consolidate [Member] | All other assets [Member] | Carrying value [Member] | Excluding resecuritization [Member]
Variable Interest Entity [Line Items]
Assets		2,517	2,135
VIEs that we do not consolidate [Member] | All other assets [Member] | Tax credit structures [Member] | Excluding resecuritization [Member]
Variable Interest Entity [Line Items]
Maximum exposure to loss		1,760	1,477
VIEs that we do not consolidate [Member] | All other assets [Member] | Tax credit structures [Member] | Carrying value [Member] | Excluding resecuritization [Member]
Variable Interest Entity [Line Items]
Assets		1,760	1,477
VIEs that we do not consolidate [Member] | All other assets [Member] | Other [Member] | Excluding resecuritization [Member]
Variable Interest Entity [Line Items]
Maximum exposure to loss		151	156
VIEs that we do not consolidate [Member] | All other assets [Member] | Other [Member] | Carrying value [Member] | Excluding resecuritization [Member]
Variable Interest Entity [Line Items]
Assets		151	156
VIEs that we do not consolidate [Member] | All other assets [Member] | Nonconforming mortgage loan securitization [Member] | Residential mortgage [Member] | Excluding resecuritization [Member]
Variable Interest Entity [Line Items]
Maximum exposure to loss		37	152
VIEs that we do not consolidate [Member] | All other assets [Member] | Nonconforming mortgage loan securitization [Member] | Residential mortgage [Member] | Carrying value [Member] | Excluding resecuritization [Member]
Variable Interest Entity [Line Items]
Assets		37	152
VIEs that we do not consolidate [Member] | All other assets [Member] | Nonconforming mortgage loan securitization [Member] | Commercial mortgage [Member] | Excluding resecuritization [Member]
Variable Interest Entity [Line Items]
Maximum exposure to loss		570	350
VIEs that we do not consolidate [Member] | All other assets [Member] | Nonconforming mortgage loan securitization [Member] | Commercial mortgage [Member] | Carrying value [Member] | Excluding resecuritization [Member]
Variable Interest Entity [Line Items]
Assets		569	350
VIEs that we do not consolidate [Member] | Debt and other liabilities [Member] | Carrying value [Member] | Excluding resecuritization [Member]
Variable Interest Entity [Line Items]
Liabilities		(4,203)	(4,281)
VIEs that we do not consolidate [Member] | Debt and other liabilities [Member] | Tax credit structures [Member] | Carrying value [Member] | Excluding resecuritization [Member]
Variable Interest Entity [Line Items]
Liabilities		(4,202)	(4,260)
VIEs that we do not consolidate [Member] | Debt and other liabilities [Member] | Other [Member] | Carrying value [Member] | Excluding resecuritization [Member]
Variable Interest Entity [Line Items]
Liabilities		(1)	(21)
VIEs that we do not consolidate [Member] | Debt and other liabilities [Member] | Nonconforming mortgage loan securitization [Member] | Residential mortgage [Member] | Carrying value [Member] | Excluding resecuritization [Member]
Variable Interest Entity [Line Items]
Liabilities		0	0
VIEs that we do not consolidate [Member] | Debt and other liabilities [Member] | Nonconforming mortgage loan securitization [Member] | Commercial mortgage [Member] | Carrying value [Member] | Excluding resecuritization [Member]
Variable Interest Entity [Line Items]
Liabilities		0	0
VIEs that we do not consolidate [Member] | Debt, guarantees, and other commitments [Member] | Excluding resecuritization [Member]
Variable Interest Entity [Line Items]
Maximum exposure to loss		3,372	1,993
VIEs that we do not consolidate [Member] | Debt, guarantees, and other commitments [Member] | Tax credit structures [Member] | Excluding resecuritization [Member]
Variable Interest Entity [Line Items]
Maximum exposure to loss		3,108	1,701
VIEs that we do not consolidate [Member] | Debt, guarantees, and other commitments [Member] | Other [Member] | Excluding resecuritization [Member]
Variable Interest Entity [Line Items]
Maximum exposure to loss		230	249
VIEs that we do not consolidate [Member] | Debt, guarantees, and other commitments [Member] | Nonconforming mortgage loan securitization [Member] | Residential mortgage [Member] | Excluding resecuritization [Member]
Variable Interest Entity [Line Items]
Maximum exposure to loss		0	0
VIEs that we do not consolidate [Member] | Debt, guarantees, and other commitments [Member] | Nonconforming mortgage loan securitization [Member] | Commercial mortgage [Member] | Excluding resecuritization [Member]
Variable Interest Entity [Line Items]
Maximum exposure to loss		$ 34	$ 43

[1]	Our consolidated assets at December 31, 2020 and 2019, included the following assets of certain variable interest entities (VIEs) that can only be used to settle the liabilities of those VIEs: Debt securities, $967 million and $540 million; Net loans, $10.9 billion and $13.2 billion; All other assets, $310 million and $658 million; and Total assets, $12.1 billion and $14.4 billion, respectively. Prior period balances have been conformed to current period presentation.
[2]	Our consolidated liabilities at December 31, 2020 and 2019, include the following VIE liabilities for which the VIE creditors do not have recourse to Wells Fargo: Long-term debt, $203 million and $587 million; All other liabilities, $900 million and $639 million; and Total liabilities, $1.1 billion and $1.2 billion, respectively. Prior period balances have been conformed to current period presentation.